Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENTS		NOTE 15 — SUBSEQUENT EVENTS The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued.

NOTE 14 — SUBSEQUENT EVENTS

Jacobi transaction

On October 20, 2021, the Company and the shareholders (the “Original Jacobi Shareholders”) of Jacobi Asset Management Holdings Limited (“Jacobi”), including entities of which Jamal Khurshid and Nicholas Gregory, respectively, are the beneficial owner, entered into a Purchase and Sale Agreement (the “Jacobi Agreement”), pursuant to which the Company agreed to acquire 5.0% of the issued and outstanding ordinary shares of Jacobi in consideration of 20,000,000 shares of common stock of the Company (the “Jacobi Transaction”). On December 15, 2021, the Company, the Original Jacobi Shareholders and shareholders of Jacobi that were assigned their interest in Jacobi by the Original Shareholders (the “New Jacobi Shareholders”), including entities of which Mr. Khurshid and Mr. Gregory, respectively, are the beneficial owners, entered into an Amendment to the Jacobi Agreement agreeing that the Jacobi Transaction would be entered between the Company and the New Jacobi Shareholders. The Jacobi Transaction closed on December 15, 2021. Jacobi is a company focused on digital asset management that has received regulatory approval to launch the world’s first tier one Bitcoin ETF. The transactions contemplated by the Jacobi Agreement constituted a “related-party transaction” as defined in Item 404 of Regulation S-K because of Mr. Khurshid’s and Mr. Gregory’s position as beneficial owner of one or more Original Shareholders and New Jacobi Shareholders.

Letter agreement with ClearThink

Nukkleus is party to a letter agreement with ClearThink dated as of November 22, 2021, pursuant to which ClearThink was engaged by Nukkleus in connection with the Business Combination (See Note 15 — White Lion Stock Purchase Agreement).

Craig Marshak, a member of the Board of Directors of Nukkleus, is a managing director of ClearThink, a transaction advisory firm. ClearThink has been engaged by Nukkleus to serve as the exclusive transactional financial advisor, and finder with respect to the Business Combination, to advise Nukkleus with respect to the Business Combination. As of the date of this annual report re-issuance Nukkleus has paid ClearThink $140,000 and upon closing of the Business Combination Nukkleus is obligated to pay ClearThink 1.2% of the total transaction value plus reimbursable expenses less the $140,000 paid to ClearThink as of the date of this annual report re-issuance.

Brilliant Acquisition Corp [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

Extension of the period of time to consummate its initial business combination

On July 13, 2022, the Company issued an unsecured promissory note in the aggregate principal amount of $353,000 (the “Note”) to the Sponsor. The Note does not bear interest and matures upon closing of the Company’s initial business combination. In the event that the Company does not consummate a business combination, the Note will be repaid only from amounts remaining outside of the Company’s trust account, if any. The proceeds of the Note have been deposited in the Company’s trust account in connection with extending the business combination completion window until October 23, 2022. In connection with a special meeting to approve the extension of the business combination period, the Company’s shareholders elected to redeem an aggregate amount of 1,025,281 shares, and the Company redeemed such shares for an aggregate amount of $10,742,906, or approximately $10.48 per share.

The Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

NOTE 12. SUBSEQUENT EVENTS

Change of Directors

On February 15, 2022, Mitchell Cariaga notified the Company that he is resigning from the Board of Directors (the “Board”) effective on that date. Prior to his resignation, Mr. Cariaga served as a member of the Audit Committee and the Compensation Committee, and as chair of the Nominating Committee. On February 18, 2022, Xiaoying Sun notified the Company that she is resigning from the Board effective on that date. Prior to her resignation, Ms. Sun served as a member of the Audit Committee and Nominating Committee and chair of the Compensation Committee.

On February 24, 2022, the Board appointed Brian Ferrier and Yebo Shen to fill a vacancy on, and serve as members of, the Board, with immediate effect, until such time as he resigns or is removed and his successor appointed. There is no arrangement or understanding between Mr. Ferrier, Mr. Shen and the Company or any other person pursuant to which he was elected as a director. Mr. Ferrier will serve as a member of the Audit Committee and the Compensation Committee, and as chair of the Nominating Committee. Mr. Shen will serve as a member of the Audit Committee and the Nominating Committee and Chair of the Compensation Committee of the Board.

Business Combination

On February 22, 2022, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company and Nukkleus Inc., a Delaware corporation (“Nukkleus”). Upon consummation of the transactions contemplated by the Merger Agreement, Nukkleus would become the Nasdaq-listed parent company of Brilliant (“PubCo”), with former Nukkleus stockholders owning approximately 66% and former shareholders owning approximately 34% of the ordinary shares of PubCo issued and outstanding immediately after closing (the “PubCo Shares”), assuming no redemptions from Brilliant’s trust account.

The transactions contemplated by the Merger Agreement, are hereinafter referred to as the “Business Combination.” The Merger Agreement and the transactions contemplated thereby have been approved by the boards of directors of each of Brilliant and Nukkleus.

Extension of the period of time to consummate its initial business combination

On March 18, 2022, the shareholders of the Company approved the extension of the period of time the Company has to consummate its initial business combination by a further four months, or until July 23, 2022. In connection with the extension, the Sponsor deposited a net amount of $634,594 into the trust account, representing $0.16 per public ordinary share that was not redeemed in connection with the shareholder vote to approve the extension. The sponsor initially deposited $736,000 on March 18, 2022 and $101,406 was returned to the Sponsor on March 28, 2022 due to the fact that the shareholders elected to redeem an aggregate of 633,792 shares in connection with the Special Meeting on March 18, 2022.